Loans Receivable (Details) - USD ($)		12 Months Ended
	Sep. 30, 2022	Dec. 31, 2023
Visiontech and CGGP, LLC (“CGGP”) [Member]
Loans Receivable [Line Items]
Amount of notes	$ 123,688
Loans receivable annual rate	7.00%
Monthly installment payments	$ 21,038
Loans payable		$ 62,383
Visiontech and NewCo Vision, LLC (“NewCo”) [Member]
Loans Receivable [Line Items]
Amount of notes	$ 139,840
Loans receivable annual rate	7.00%
Monthly installment payments	$ 23,785
Loans payable		$ 70,530